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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                Rivus Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                113 King Street
                                 Armonk,NY 10504
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Clifford D. Corso
                                113 King Street
                                 Armonk,NY 10504
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545

                        Date of fiscal year end:March 31

                    Date of reporting period: June 30, 2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2011

                                                                           MOODY'S/
                                                                          STANDARD &       PRINCIPAL
                                                                      POOR'S RATING(a)   AMOUNT (000'S)       VALUE
                                                                      ----------------   ---------------  --------------

CORPORATE DEBT SECURITIES (82.29%)
AUTOMOTIVE (1.42%)
Ford Holdings, Inc., Co. Gty., 9.30%, 03/01/30                             Ba3/B+        $         1,000  $    1,235,061
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32                          Ba3/B+                    500         586,258
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.00%, 10/01/13               Ba2/BB-                 1,000       1,068,677
Goodyear Tire & Rubber Co., Sr. Unsec. Notes, 10.50%, 05/15/16(c)          B1/B+                     166         186,750
                                                                                                          --------------
                                                                                                               3,076,746
                                                                                                          --------------

CHEMICALS (3.30%)
Braskem Finance Ltd., Co. Gty., 5.75%, 04/15/21, 144A                      Baa3/BBB-                 500         503,150
Braskem Finance, Ltd., Co Gty., 7.00%, 05/07/20, 144A                      Baa3/BBB-                 500         545,000
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19                        Baa3/BBB                  500         644,722
Grupo Petrotemex SA de CV, Sr. Unsec. Notes, 9.50%, 08/19/14, 144A         NA/BB                     500         551,250
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A                 Baa3/BBB                  405         433,768
Olin Corp., Sr. Unsec. Notes, 9.125%, 12/15/11                             Ba1/B                      66          65,991
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A       Baa1/BBB+                 500         479,388
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A       Baa1/BBB+               1,500       1,486,175
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96                     Baa3/BBB                2,000       2,173,436
Westlake Chemicals, Co. Gty., 6.625%, 01/15/16(c)                          Ba2/BBB-                  250         257,500
                                                                                                          --------------
                                                                                                               7,140,380
                                                                                                          --------------

DIVERSIFIED FINANCIAL SERVICES (14.59%)
Akbank TAS, Sr. Unsec. Notes, 6.50%, 03/09/18, 144A                        Ba1/NR                  1,500       1,537,500
Ally Financial Inc, 7.50%, 09/15/20                                        B1/B+                     315         329,175
American Express Co., Sr. Unsec. Notes, 7.00%, 03/19/18                    A3/BBB+                 1,000       1,176,837
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20                  A2/A                      190         196,177
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21                  A2/A                      500         524,738
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17                         A3/A-                   1,000       1,020,157
BankBoston Capital Trust III, Ltd. Gtd., 0.997%, 06/15/27(c),(d)           Baa3/NR                   270         212,231
BNP Paribas, Jr. Sub. Notes, 5.186%, 06/29/15, 144A(d),(e)                 Baa1/A                  1,000         920,500
Capital One Capital V, Ltd. Gtd., 10.25%, 08/15/39                         Baa3/BB                 1,500       1,590,000
CDP Financial, Inc., Co. Gtd., 4.40%, 11/25/19, 144A                       Aaa/AAA                   400         409,626
Chase Capital II, Ltd. Gtd., Series B, 0.773%, 02/01/27(c),(d)             A2/BBB+                    70          57,567
Citigroup Capital XXI, Co. Gty., 8.30%, 12/21/77(c),(d)                    Ba1/BB+                   500         511,250
Citigroup, Inc., Sr. Unsec. Notes, 6.375%, 08/12/14                        A3/A                      151         166,964
Citigroup, Inc., Sr. Unsec. Notes, 6.01%, 01/15/15                         A3/A                    1,000       1,100,438
Citigroup, Inc., Sr. Unsec. Notes, 5.375%, 08/09/20                        A3/A                      105         109,574
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39                        A3/A                      125         156,421
Citigroup, Inc., Unsec. Notes, 8.50%, 05/22/19                             A3/A                      595         737,595
CoBank, ACB, Sub. Notes, 7.875%, 04/16/18, 144A                            NR/A                      500         579,917
Corp. Andina de Fomento, Sr. Unsec. Notes, 3.75%, 01/15/16                 A1/A+                      95          96,315
Credit Agricole SA, Jr. Sub. Notes, 6.637%, 05/31/17, 144A(d),(e)          A3/BBB+                 1,250       1,065,625
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19            Ba1/BBB-                  200         258,430
Export-Import Bank of Korea, Sr. Notes, 8.125%, 01/21/14                   A1/A                      500         571,563
FleetBoston Financial Corp., Sub. Notes, 6.875%, 01/15/28                  A3/A-                     500         515,274
General Electric Capital Corp, Sr. Unsec. Notes, 5.625%, 05/01/18          Aa2/AA+                   230         251,555
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39         Aa2/AA+                 1,000       1,132,017
HSBC America Capital Trust II, Bank Gtd., 8.38%, 05/15/27, 144A(c)         NR/A-                   2,500       2,539,635
HSBC Capital Funding LP, Ltd. Gtd., 10.176%, 06/30/30, 144A(d),(e)         A3/A-                     500         662,500
HSBC Finance Corp., Sr. Unsec. Notes, 7.00%, 05/15/12                      A3/A                      500         526,614
ICICI Bank Ltd., Sr. Unsec. Notes, 5.75%, 11/16/20, 144A                   Baa2/BBB-               1,000         983,047
Jefferies Group, Inc., Sr. Unsec. Notes, 8.50%, 07/15/19                   Baa2/BBB                  129         152,566
Jefferies Group, Inc., Sr. Unsec. Notes, 6.875%, 04/15/21                  Baa2/BBB                1,000       1,074,754
JP Morgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20                   Aa3/A+                    175         171,442
JP Morgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17                       Aa2/A+                  1,000       1,111,272
JP Morgan Chase Capital XXV, Ltd. Gtd., Series Y, 6.80%, 10/01/37          A2/BBB+                   850         840,755

  The accompanying notes are an integral part of this schedule of investments.

                                                                                MOODY'S/
                                                                               STANDARD &        PRINCIPAL
                                                                            POOR'S RATING(a)  AMOUNT (000'S)      VALUE
                                                                            ----------------  ---------------  -----------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12                          Aaa/NR        $           500  $   518,247
Lloyds TSB Bank PLC, Bank Gtd., 6.375%, 01/21/21                                Aa3/A+                  2,000    2,082,110
Merrill Lynch & Co. Inc., Notes, 6.875%, 04/25/18                               A2/A                    1,000    1,106,418
Merrill Lynch & Co. Inc., Sub. Notes, 7.75%, 05/14/38                           A3/A-                     500      554,267
Merrill Lynch & Co., Inc., Sub. Notes, 6.05%, 05/16/16                          A3/A-                     320      335,485
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17                               A2/A                      300      324,429
National Agricultural Cooperative Federation, Sr. Notes, 5.00%, 09/30/14,
   144A                                                                         A1/A                      500      533,358
Santander US Debt SA Unipersonal, Bank Gtd., 3.724%, 01/20/15, 144A             Aa2/AA                    100       96,796
UBS AG Stamford CT, Sr. Unsec. Notes, Bank Notes, 4.875%, 08/04/20              Aa3/A+                    250      252,862
UBS PFD Funding Trust V, Jr. Sub. Notes, Series 1, 6.243%, 05/15/16(d),(e)      Baa3/BBB-                 500      490,000
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 08/19/11(d),(e)                   Baa3/A-                 1,000      915,000
Wells Fargo Capital XV, Ltd. Gtd., 9.75%, 09/26/13(d),(e)                       Baa3/A-                 1,000    1,055,000
                                                                                                               -----------
                                                                                                                31,554,003
                                                                                                               -----------

ENERGY (12.02%)
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26                                 A3/A-                     500      644,807
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21                          A2/A                      850    1,167,081
Citgo Petroleum Corp. Sr. Sec. Notes, 11.50%, 07/01/17, 144A(c)                 Ba2/BB+                   900    1,044,000
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29                    Baa3/BBB-               1,000    1,034,394
EL Paso Corp., Notes, 8.05%, 10/15/30                                           Ba3/BB-                 1,000    1,184,955
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%,
   01/15/68(c),(d)                                                              Ba1/BB                  1,000    1,051,250
Florida Gas Transmission Co., LLC, Sr. Unsec. Notes, 9.19%, 11/01/24,
   144A                                                                         Baa2/BBB                  140      181,313
Gaz Capital SA, Sec. Notes, 8.125%, 07/31/14, 144A                              Baa1/BBB                  500      568,750
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(c)        NA/BBB-                 1,000    1,054,975
KazMunaiGaz Finance Sub BV, Sr. Unsec. Notes, 11.75%, 01/23/15, 144A            Baa3/BBB-                 500      621,400
KazMunayGas National Co., Sr. Unsec. Notes, 6.375%, 04/09/21, 144A              Baa3/BBB-                 500      529,300
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A               Baa2/BBB-               1,000    1,031,250
Motiva Enterprises LLC, Notes, 5.75%, 01/15/20, 144A                            A2/A                       64       70,959
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A                 A2/A                      124      143,030
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19                              Baa2/BBB                  625      792,214
NiSource Finance Corp., Co. Gty., 10.75%, 03/15/16                              Baa3/BBB-                 250      326,674
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20(c)                                  B1/BB-                    500      510,000
Pemex Project Funding Master Trust, Co. Gty., 6.625%, 06/15/35                  Baa1/BBB                  105      110,673
Petrohawk Energy Corp., Co. Gty., 7.875%, 06/01/15(c)                           B3/B+                     160      167,600
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19                                  Baa1/BBB                  250      308,250
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20                                  Baa1/BBB                  750      823,125
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%,
   08/14/19, 144A                                                               Baa3/BBB                  500      603,750
Pride International, Inc., Sr. Unsec. Notes, 8.50%, 06/15/19                    Baa1/BBB+                 500      630,079
Pride International, Inc., Sr. Unsec. Notes, 6.875%, 08/15/20                   Baa1/BBB+                 500      581,488
SEACOR Holdings, Inc., Sr. Unsec. Notes, 7.375%, 10/01/19                       Ba1/BBB-                1,000    1,097,808
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19                       Aa1/AA                  1,000    1,050,205
Transocean, Inc. Co. Gty., Series C, 1.50%, 12/15/37(c)                         Baa3/BBB                  280      274,400
Transocean, Inc., Co. Gty., 7.50%, 04/15/31                                     Baa3/BBB                  500      563,018
Valero Energy Corp., Co. Gty., 9.375%, 03/15/19                                 Baa2/BBB                  124      158,383
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30                                  Baa2/BBB                1,000    1,230,965
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39                                 Baa2/BBB                  500      707,125
Weatherford Bermuda Holdings, Ltd., Co. Gty., 6.75%, 09/15/40                   Baa2/BBB                2,000    2,141,948
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24                          A2/A                    2,539    3,416,697
Williams Cos., Inc., Sr. Unsec. Notes, 8.75%, 03/15/32                          Baa3/BB+                  130      165,298
                                                                                                               -----------
                                                                                                                25,987,164
                                                                                                               -----------

  The accompanying notes are an integral part of this schedule of investments.

                                                                              MOODY'S/
                                                                             STANDARD &        PRINCIPAL
                                                                          POOR'S RATING(a)  AMOUNT (000'S)     VALUE
                                                                          ----------------  ---------------  ----------
FOOD AND BEVERAGE (0.96%)
Anheuser-Busch InBev Worldwide, Inc. Co. Gty., 7.75%, 01/15/19                  Baa1/A-     $           325  $  408,864
Anheuser-Busch InBev Worldwide, Inc. Co. Gty., 8.20%, 01/15/39                  Baa1/A-                  27      37,136
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19                             Baa2/BBB-               125     152,390
Delhaize Group SA Co. Gty., 5.70%, 10/01/40                                     Baa3/BBB-               709     659,628
Kraft Foods, Inc., Sr. Unsec. Notes, 5.375%, 02/10/20                           Baa2/BBB-               241     263,461
Smithfield Foods, Inc., Sr. Sec. Notes., 10.00%, 07/15/14                       Ba3/BB                  290     336,400
Supervalu, Inc., Sr. Unsec. Notes, 8.00%, 05/01/16                              B2/B                     40      40,800
WM Wrigley Jr. Co., Sr. Sec. Notes, 3.70%, 06/30/14, 144A                       Baa1/BBB                165     171,429
                                                                                                             ----------
                                                                                                              2,070,108
                                                                                                             ----------

GAMING, LODGING & LEISURE (0.83%)
Firekeepers Development Authority, Sr. Sec. Notes, 13.875%, 05/01/15,
   144A(c)                                                                      B2/B+                   750     866,250
Mandalay Resort Group, Co. Gty., 7.625%, 07/15/13                               Caa3/CCC-               250     247,500
Royal Caribbean Cruises Ltd., Sr. Unsec. Notes, 7.00%, 06/15/13                 Ba2/BB                  250     266,875
Wynn Las Vegas LLC, 7.875%, 11/01/17(c)                                         Ba3/BBB-                125     136,094
Wynn Las Vegas LLC, 7.875%, 05/01/20(c)                                         Ba3/BBB-                250     272,500
                                                                                                             ----------
                                                                                                              1,789,219
                                                                                                             ----------

HEALTHCARE (2.22%)
Alere, Inc., Co. Gty., 9.00%, 05/15/16(c)                                       B3/B-                   150     156,187
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20                      Ba1/BBB-                500     541,276
Fresenius Medical Care US Finance, Inc. Co. Gty., 5.75%, 02/15/21, 144A         Ba2/BB                  750     735,000
Fresenius US Finance II, Inc., Co. Gty., 9.00%, 07/15/15, 144A                  Ba1/BB                  250     282,812
HCA, Inc., Sec. Notes, 9.25%, 11/15/16(c)                                       B2/BB-                  370     392,662
HCP, Inc., Sr. Unsec. Notes, 5.375%, 02/01/21(c)                                Baa2/BBB              1,500   1,547,140
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18               A1/AA                   500     592,267
Mylan, Inc., Co. Gty., 7.875%, 07/15/20, 144A(c)                                Ba3/BB                  500     548,750
                                                                                                             ----------
                                                                                                              4,796,094
                                                                                                             ----------

INDUSTRIAL (4.65%)
Affinion Group, Inc., Co. Gty., 11.50%, 10/15/15(c)                             Caa1/B-                 460     474,950
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20                                  Baa3/BBB-               640     678,006
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37                                  Baa3/BBB-               244     232,345
Altria Group, Inc., Co. Gty., 9.70%, 11/10/18                                   Baa1/BBB                317     416,576
Altria Group, Inc., Co. Gty., 10.20%, 02/06/39                                  Baa1/BBB                 29      41,594
ArcelorMittal, Sr. Unsec. Notes, 7.00%, 10/15/39                                Baa3/BBB-               405     409,493
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20                      Baa3/BBB-               500     534,704
Belden, Inc., Co. Gty., 7.00%, 03/15/17(c)                                      Ba2/B+                  250     256,250
Gerdau Trade, Inc., Co. Gty., 5.75%, 01/30/21, 144A                             NR/BBB-                 500     508,125
GXS Worldwide, Inc., Sr. Sec. Notes, 9.75%, 06/15/15(c)                         B2/B                     65      65,812
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A               Baa2/BBB              1,000   1,068,583
Ingersoll-Rand Global Holding Co., Ltd., Co. Gty., 6.875%, 08/15/18             Baa1/BBB+               185     219,230
L-3 Communications Corp., Co. Gty., 6.375%, 10/15/15(c)                         Ba1/BB+               1,000   1,027,500
Meccanica Holdings USA, Co. Gty., 6.25%, 07/15/19, 144A                         A3/BBB                  129     137,636
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%,
   06/01/29                                                                     Baa1/BBB+               500     635,494
Sealed Air Corp., Sr. Notes, 7.875%, 06/15/17(c)                                Baa3/BB+                500     541,058
Tyco International Finance SA, Co. Gty., 8.50%, 01/15/19                        A3/A-                    93     117,897
Tyco International Ltd./Tyco International Finance SA, Co. Gty., 7.00%,
   12/15/19                                                                     A3/A-                 1,250   1,485,019
Waste Management, Inc., Sr. Unsec. Notes, 7.125%, 12/15/17                      Baa3/BBB                500     593,003
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20                 Baa2/BBB                500     537,662
XM Satellite Radio, Inc., Co. Gty., 13.00%, 08/01/14, 144A                      B2/BB-                   57      66,832
                                                                                                             ----------
                                                                                                             10,047,769
                                                                                                             ----------

  The accompanying notes are an integral part of this schedule of investments.

                                                                                 MOODY'S/
                                                                                STANDARD &        PRINCIPAL
                                                                             POOR'S RATING(a)  AMOUNT (000'S)      VALUE
                                                                             ----------------  ---------------  -----------
INSURANCE (6.37%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23                        Baa1/A-        $           750  $   833,225
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(c),(d)     Baa2/BBB                 2,000    2,185,200
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A                     Baa2/BBB+                3,000    3,019,086
Guardian Life Insurance Co.,Sub. Notes, 7.375%, 09/30/39, 144A                  A1/AA-                     108      127,756
Liberty Mutual Group, Inc., Bonds, 7.00%, 03/15/34, 144A                        Baa2/BBB-                  250      253,416
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(c),(d)             Baa3/BB                  1,000    1,327,500
Lincoln National Corp. Jr. Sub. Notes, 6.05%, 04/20/67(c),(d)                   Ba1/BBB                    500      481,250
Manulife Financial Corp., Sr. Unsec. Notes, 4.90%, 09/17/20                     NR/A-                      250      249,836
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39,
   144A                                                                         A1/AA-                     500      692,718
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(c)               Baa2/BBB                   500      610,000
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(c)                              Baa2/BBB                 1,000    1,407,500
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A             A3/A-                      215      266,749
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A                  Aa2/AA                     103      117,330
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(c),(d)             Baa3/BBB+                1,000    1,167,500
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(c),(d)                    A3/BBB                     500      530,000
XL Capital Europe PLC, Co. Gty., 6.50%, 01/15/12                                Baa2/BBB+                  500      514,330
                                                                                                                -----------
                                                                                                                 13,783,396
                                                                                                                -----------

MEDIA (8.57%)
CBS Corp., Co. Gty., 8.875%, 05/15/19                                           Baa3/BBB-                  350      446,166
Cengage Learning Acquisitions, Inc., Sr. Discount Notes, 13.25%,
   07/15/15, 144A(c),(f)                                                        Caa2/CCC+                  500      450,000
Charter Communications Operating LLC, Sec. Notes, 8.00%, 04/30/12,
   144A                                                                         Ba2/BB+                    150      156,000
Comcast Cable Holdings LLC, Co. Gty., 9.80%, 02/01/12                           Baa1/BBB+                1,500    1,577,402
Comcast Corp., Co. Gty., 7.05%, 03/15/33                                        Baa1/BBB+                2,000    2,314,532
COX Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28                     Baa2/BBB-                1,500    1,654,355
COX Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A                 Baa3/BBB-                  500      572,601
Grupo Televisa SA, Sr. Unsec. Notes, 6.625%, 01/15/40                           Baa1/BBB+                  159      167,347
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22                      WR/BBB+                  2,000    2,555,628
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 10.00%, 07/15/17(c)          Baa3/BB+                   500      591,250
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A               Baa3/NR                    100      108,000
NBC Universal, Inc., Sr. Unsec. Notes, 5.15%, 04/30/20, 144A                    Baa2/BBB+                  175      184,783
NBC Universal, Inc., Sr. Unsec. Notes, 5.95%, 04/01/41, 144A                    Baa2/BBB+                   95       96,605
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95                          Baa1/BBB+                1,400    1,593,823
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33                   Baa2/BBB                 1,360    1,738,228
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23                                    Baa2/BBB                 3,000    4,036,662
Viacom, Inc., Co. Gty., 7.875%, 07/30/30                                        Baa3/BBB-                  250      298,358
                                                                                                                -----------
                                                                                                                 18,541,740
                                                                                                                -----------

MINING (2.08%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/14, 144A                    Baa1/BBB+                  339      405,280
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A                    Baa1/BBB+                  500      657,725
AngloGold Ashanti Holdings PLC, Co. Gty., 5.375%, 04/15/20                      Baa3/BBB-                  310      305,230
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18                    Baa1/A-                    500      583,377
Freeport-McMoran Copper & Gold, Inc., Sr. Unsec. Notes, 8.375%,
   04/01/17(c)                                                                  Baa3/BBB-                  500      546,250
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31                               Baa2/BBB-                  250      337,583
Rio Tinto Finance USA Ltd., Co. Gty., 9.00%, 05/01/19                           A3/A-                       85      112,628
Teck Resources Ltd., Co. Gty., 6.00%, 08/15/40(c)                               Baa2/BBB                 1,000      981,176
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17                                   Baa2/BBB+                  500      565,623
                                                                                                                -----------
                                                                                                                  4,494,872
                                                                                                                -----------

PAPER (1.89%)
Cenveo Corp., Co. Gty., 10.50%, 08/15/16, 144A(c)                               Caa1/CCC+                  400      393,000

  The accompanying notes are an integral part of this schedule of investments.

                                                                                MOODY'S/
                                                                               STANDARD &        PRINCIPAL
                                                                            POOR'S RATING(a)  AMOUNT (000'S)      VALUE
                                                                            ----------------  ---------------  -----------
PAPER (CONTINUED)
Georgia-Pacific LLC, Co. Gty., 5.40%, 11/01/20, 144A                            Ba1/BBB       $           670  $   682,818
Smurfit Capital Funding PLC, Co. Gty., 7.50%, 11/20/25                          Ba2/BB                  2,000    1,930,000
Westvaco Corp., Co. Gty., 8.20%, 01/15/30                                       Ba1/BBB                 1,000    1,083,223
                                                                                                               -----------
                                                                                                                 4,089,041
                                                                                                               -----------

REAL ESTATE INVESTMENT TRUST (REIT) (4.97%)
Biomed Realty LP, Co. Gty., 6.125%, 04/15/20                                    Baa3/BBB-                 350      372,343
Duke Realty LP, Sr. Unsec. Notes, 6.50%, 01/15/18                               Baa2/BBB-                 500      556,054
Duke Realty LP, Sr. Unsec. Notes, 8.25%, 08/15/19                               Baa2/BBB-                 500      606,155
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13              Baa1/BBB+                 750      807,025
Federal Realty Investment Trust, Sr. Unsec. Notes, 6.20%, 01/15/17              Baa1/BBB+                 290      325,509
Goodman Funding Property, Ltd., Sr. Unsec. Notes, 6.375%, 04/15/21,
   144A                                                                         Baa3/BBB                1,050    1,078,014
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(c)                    Baa2/BBB-               1,500    1,494,240
Host Hotels & Resorts LP, 6.00%, 11/01/20(c)                                    Ba1/BB+                 1,000    1,002,500
Liberty Property LP, Sr. Unsec. Notes, 7.50%, 01/15/18                          Baa2/BBB                1,000    1,174,555
Mack-Cali Realty Corp., Sr. Unsec. Notes, 7.75%, 08/15/19                       Baa2/BBB                  665      799,998
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.00%, 05/20/15           Baa2/BBB                  500      547,398
Simon Property Group LP, Sr. Unsec. Notes, 6.125%, 05/30/18                     A3/A-                     750      841,012
WEA Finance, LLC, Co. Gty., 7.125%, 04/15/18, 144A                              A2/A-                     500      583,557
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A                               A2/A-                     500      566,996
                                                                                                               -----------
                                                                                                                10,755,356
                                                                                                               -----------

RETAIL & RESTAURANT (0.58%)
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16                    Baa2/BBB                  500      573,679
Levi Strauss & Co., Sr. Unsec. Notes, 8.875%, 04/01/16(c)                       B2/B+                     500      518,750
Limited Brands, Inc., Co. Gty., 8.50%, 06/15/19                                 Ba1/BB+                   150      171,000
                                                                                                               -----------
                                                                                                                 1,263,429
                                                                                                               -----------
TECHNOLOGY (0.08%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40                                Baa1/BBB+                  60       59,861
Mantech International Corp., Co. Gty., 7.25%, 04/15/18(c)                       Ba2/BB+                   100      104,500
                                                                                                               -----------
                                                                                                                   164,361
                                                                                                               -----------

TELECOMMUNICATIONS (8.81%)
AT&T, Inc., Sr. Unsec. Notes, 5.35%, 09/01/40                                   A2/A-                   2,548    2,415,163
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 8.50%,
   11/15/18                                                                     A2/A-                     229      297,371
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19                                 Baa2/BBB-               1,000    1,164,309
Deutsche Telekom International Finance BV, Co. Gtd., 8.75%, 06/15/30            Baa1/BBB+               2,000    2,639,584
Frontier Communications Corp., Sr. Unsec. Notes, 6.625%, 03/15/15               Ba2/BB                    150      156,375
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18               Ba2/BB                    500      543,125
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31                Ba2/BB                    500      512,500
GTE Corp., Co. Gty., 6.94%, 04/15/28                                            Baa1/A-                 1,500    1,722,146
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18               WR/NR                   1,000      800,040
Level 3 Financing, Inc., Co, Gty., 10.00%, 02/01/18(c)                          Caa1/CCC                  610      654,987
NII Capital Corp., Co. Gty., 10.00%, 08/15/16(c)                                B2/B+                     500      580,000
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(c)                               Baa3/BBB-               1,000      980,000
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(c)                              Baa3/BBB-               1,100    1,060,125
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(c)                               Baa3/BBB-                 500      495,000
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28                                B1/BB-                  1,500    1,421,250
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32                                 B1/BB-                  1,000    1,082,500
Trilogy International Partners LLC, Sr. Sec. Notes, 10.25%, 08/15/16,
   144A(c)                                                                      Caa1/CCC+                 100      101,500
Verizon Communications, Inc., Sr. Unsec. Notes, 8.75%, 11/01/18                 A3/A-                     292      379,923

  The accompanying notes are an integral part of this schedule of investments.

                                                                                 MOODY'S/
                                                                                STANDARD &        PRINCIPAL
                                                                             POOR'S RATING(a)  AMOUNT (000'S)      VALUE
                                                                             ----------------  ---------------  ------------
TELECOMMUNICATIONS (CONTINUED)
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30                  A3/A-         $         1,646  $  2,057,097
                                                                                                                ------------
                                                                                                                  19,062,995
                                                                                                                ------------

TRANSPORTATION (5.13%)
American Airlines Pass Through Trust, Pass Through Certs., Series 2001-
   02, 7.858%, 04/01/13                                                          Ba1/BBB-                2,500     2,531,250
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(c),(d)                          Baa2/BBB                  250       259,375
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%,
   02/02/20                                                                      Ba1/BB                    588       581,350
Continental Airlines, Pass Through Certs., Series 2000-A1, 8.048%,
   05/01/22                                                                      Baa2/BBB                  870       931,405
Continental Airlines, Pass Through Certs., Series 2000-A1, 7.707%,
   10/02/22                                                                      Baa2/BBB                1,241     1,338,595
Delta Air Lines, Pass Through Certs, Series 1993-A2, 10.50%, 04/30/16            WR/NR                     357       167,227
ERAC USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A                           Baa1/BBB+               1,500     1,650,491
Federal Express Corp., Pass Through Certs, Series 1996-B2, 7.84%,
   01/30/18(c)                                                                   Baa1/BBB                1,000     1,062,280
Federal Express Corp., Sr. Unsec. Notes, 9.65%, 06/15/12                         Baa2/BBB                1,750     1,893,488
Norfolk Southern Corp., Sr. Unsec. Notes, 5.75%, 04/01/18                        Baa1/BBB+                 170       192,458
Stena AB, Sr. Unsec. Notes, 7.00%, 12/01/16(c)                                   Ba3/BB+                   500       487,500
                                                                                                                ------------
                                                                                                                  11,095,419
                                                                                                                ------------

UTILITIES (3.82%)
Avista Corp., 5.95%, 06/01/18                                                    A3/BBB+                   500       562,836
Avista Corp., 5.125%, 04/01/22                                                   A3/BBB+                   500       532,572
Dominion Resources, Inc., Sr. Unsec. Notes, Series 07-A, 6.00%, 11/30/17         Baa2/A-                   500       576,765
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A           Ba1/BBB-                1,000     1,034,403
Georgia Power Co., Sr. Unsec. Notes, 5.40%, 06/01/40                             A3/A                      110       110,492
Hydro-Quebec, 8.25%, 04/15/26                                                    Aa2/A+                  1,550     2,099,545
MidAmerican Funding LLC, Sr. Sec. Bonds, 6.927%, 03/01/29                        A3/BBB+                   500       576,799
NextEra Energy Capital Holding, Inc., Jr. Sub. Notes., Series D, 7.30%,
   09/01/67(c),(d)                                                               Baa2/BBB                  500       523,750
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16                                Baa1/BBB                  500       573,375
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21                               Baa1/BBB                1,000     1,077,195
Toledo Edison Co., 7.25%, 05/01/20                                               Baa1/BBB                  500       602,460
                                                                                                                ------------
                                                                                                                   8,270,192
                                                                                                                ------------
TOTAL CORPORATE DEBT SECURITIES (Cost of $160,070,677)                                                           177,982,284
                                                                                                                ------------

ASSET BACKED SECURITIES (0.86%)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1,
   Class A, 0.456%, 05/25/36, 144A(c),(d)                                        Aa3/AAA                    66        46,168
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%,
   03/25/37(f)                                                                   Aa3/AA+                   255       243,846
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%,
   11/25/36(f)                                                                   B3/B-                     165       113,404
Small Business Administration Participation Certificates, Series 2010-20F,
   Class 1, 3.88%, 06/01/30                                                      Aaa/AAA                   310       319,259
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A              Baa2/BBB                1,122     1,129,201
                                                                                                                ------------
TOTAL ASSET BACKED SECURITIES (Cost of $1,904,086)                                                                 1,851,878
                                                                                                                ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (6.86%)
American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 04/15/37,
   144A                                                                          Aaa/AAA                   700       753,334
Banc of America Merrill Lynch Commercial Mortgage, Inc, Series 2006-2,
   Class AJ, 5.766%, 05/10/45(d)                                                 NA/BBB                  1,000       933,499

  The accompanying notes are an integral part of this schedule of investments.

                                                                               MOODY'S/
                                                                              STANDARD &         PRINCIPAL
                                                                           POOR'S RATING(a)    AMOUNT (000'S)           VALUE
                                                                           ----------------    --------------        -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2,
   Class AM, 5.766%, 05/10/45(d)                                                   NA/A                $      1,440     $ 1,464,924
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4,
   Class A4, 5.322%, 12/11/49                                                     Aaa/A-                        285         302,397
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AM,
   5.343%, 12/15/39                                                              Aa1/BBB                        100          96,207
CW Capital Cobalt, Ltd., Series 2007-C2, Class A3, 5.484%, 04/15/47(d)            Aaa/NA                        500         530,779
Developers Diversified Realty Corp., Series 2009-DDR1, Class C, 6.223%,
   10/14/22, 144A                                                                  A2/A                         500         524,053
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-
   FL1A, Class E, 0.507%, 02/15/19, 144A(d)                                       Aa1/AA                        426         412,785
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-
   LDP5, Class AJ, 5.326%, 12/15/44(d)                                            Aa3/A                          60          57,567
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-
   CB17, Class AM, 5.464%, 12/12/43                                               Aa2/NA                        100          99,486
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-
   LDPX, Class A3, 5.42%, 01/15/49                                                Aaa/NA                        160         171,552
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-
   CB16, Class A4, 5.552%, 05/12/45                                               Aaa/AAA                     1,000       1,089,017
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-
   CB20, Class A4, 5.794%, 02/12/51(d)                                            Aaa/A+                        880         955,267
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.89%,
   06/15/38(d)                                                                   Aa3/BBB+                     2,000       2,093,448
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%,
   02/15/40                                                                        NA/A+                        970      1,045,434
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%,
   02/15/40                                                                        NA/A+                      1,375      1,465,456
Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6,
   Class A4, 5.485%, 03/12/51(d)                                                  Aaa/NR                        110        116,833
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM, 5.107%,
   07/12/38(d)                                                                    Aaa/NA                         30         31,103
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AM, 5.782%,
   08/12/43(d)                                                                     A2/A                       1,000       1,014,083
Merrill Lynch Mortgage Trust, Series 2007-CI, Class AM, 5.827%,
   06/12/50(d)                                                                    NA/BBB-                       140         132,193
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49             NA/A+                        750         822,972
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.80%,
   08/12/45, 144A(d)                                                               A3/NA                        210         209,454
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3,
   5 .679%, 10/15/48                                                              Aaa/AAA                       500         526,529
                                                                                                                        -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $12,355,099)                                                        14,848,372
                                                                                                                        -----------
RESIDENTIAL MORTGAGE-BACKED SECURITIES (1.82%)
FHLMC Pool # 170128, 11.50%, 06/01/15                                             Aaa/AAA                         2           2,753
FHLMC Pool # 360019, 10.50%, 12/01/17                                             Aaa/AAA                         4           4,489
FHLMC Pool # A15675, 6.00%, 11/01/33                                              Aaa/AAA                       617         685,069
FHLMC Pool # B11892, 4.50%, 01/01/19                                              Aaa/AAA                       520         555,636
FHLMC Pool # G00182, 9.00%, 09/01/22                                              Aaa/AAA                         6           6,930
FNMA Pool # 124012, 12.50%, 10/01/15                                              Aaa/AAA                         4           4,344
FNMA Pool # 303022, 8.00%, 09/01/24                                               Aaa/AAA                        21          24,995
FNMA Pool # 303136, 8.00%, 01/01/25                                               Aaa/AAA                        14          16,057
FNMA Pool # 55192, 10.50%, 09/01/17                                               Aaa/AAA                         7           8,569
FNMA Pool # 58991, 11.00%, 02/01/18                                               Aaa/AAA                         4           4,552
FNMA Pool # 60040, 12.00%, 09/01/14                                               Aaa/AAA                         4           4,220
FNMA Pool # 754791, 6.50%, 12/01/33                                               Aaa/AAA                       779         886,903
FNMA Pool # 763852, 5.50%, 02/01/34                                               Aaa/AAA                     1,076       1,170,549

  The accompanying notes are an integral part of this schedule of investments.

                                                           MOODY'S/
                                                          STANDARD &        PRINCIPAL
                                                       POOR'S RATING(a)   AMOUNT (000'S)        VALUE
                                                       ----------------   --------------    ------------
RESIDENTIAL MORTGAGE-BACKED
 SECURITIES (CONTINUED)
FNMA Pool # 889554, 6.00%, 04/01/38                         Aaa/AAA       $          376    $    413,274
GNSF Pool # 194228, 9.50%, 11/15/20                         Aaa/AAA                   50          59,883
GNSF Pool # 307527, 9.00%, 06/15/21                         Aaa/AAA                   31          36,636
GNSF Pool # 417239, 7.00%, 02/15/26                         Aaa/AAA                   32          36,915
GNSF Pool # 780374, 7.50%, 12/15/23                         Aaa/AAA                   15          17,633
                                                                                            ------------
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
 (Cost of $3,469,964)                                                                          3,939,407
                                                                                            ------------
MUNICIPAL BONDS (1.32%)
Municipal Electric Authority of Georgia, Build
America Bonds-Taxable- Plant Vogle Units 3&4,
Series J, Revenue Bond, 6.637%, 04/01/57                     A2/A+               175,000         167,766
San Francisco City & County Public
Utilities Commission, Water Revenue,
Build America Bonds, 6.000%, 11/01/40                       Aa2/AA-              145,000         148,698
State of California, Build America Bonds,
GO, 7.625%, 03/01/40                                        A1/A-              1,500,000       1,726,815
State of Illinois, Build America Bonds,
GO, 7.35%, 07/01/35                                          A1/A+               755,000         802,731
                                                                                            ------------
TOTAL MUNICIPAL BONDS (Cost of $ 2,668,715)                                                    2,846,010
                                                                                            ------------
U.S. TREASURY SECURITIES (3.08%)
U.S. Treasury Bond, 0.875%, 02/29/12                        Aaa/AAA                2,350       2,361,374
U.S. Treasury Note, 1.125%, 12/15/11                        Aaa/AAA                  500         502,305
U.S. Treasury Note, 1.00%, 03/31/12                         Aaa/AAA                1,100       1,106,743
U.S. Treasury Note, 0.375%, 09/30/12                        Aaa/AAA                2,600       2,602,946
U.S. Treasury Note, 3.875%, 08/15/40                        Aaa/AAA                   94          86,069
                                                                                            ------------
TOTAL U.S. TREASURY SECURITIES (Cost of $6,661,816)                                            6,659,437
                                                                                            ------------
GOVERNMENT BOND (0.05%)
Brazilian Government International
Bond, Sr. Unsec. Notes, 4.875%,
01/22/21                                                    Baa2/BBB-                100         106,950
                                                                                            ------------
TOTAL GOVERNMENT BOND (Cost of $102,528)                                                         106,950
                                                                                            ------------

                                                                                 SHARES
                                                                                --------

COMMON STOCK (0.04%)
MEDIA (0.03%)
Quad Graphics, Inc.                                                                1,488          57,824
XO Holdings, Inc. (b)                                                                 13               9
                                                                                            ------------
                                                                                                  57,833
                                                                                            ------------

TRANSPORTATION (0.01%)
Delta Air Lines, Inc. (b)                                                          2,203          20,197
                                                                                            ------------
TOTAL COMMON STOCK
 (Cost of $98,309)                                                                                78,030
                                                                                            ------------

PREFERRED STOCK (0.37%)
Ally Financial, Inc., 144A                                                           134         125,943
Federal Home Loan Mortgage Corp, Series Z(b),(c),(d)                              53,779         161,471
US BANCORP, Series A (c),(d)                                                         615         516,600
                                                                                            ------------
TOTAL PREFERRED STOCK
(Cost of $1,819,079)                                                                             804,014
                                                                                            ------------

  The accompanying notes are an integral part of this schedule of investments.

                                                                VALUE
                                                             ---------------
TOTAL INVESTMENTS (96.69%)
Value (Cost $189,150,273) *                                  $   209,116,382
                                                             ---------------
OTHER ASSETS AND LIABILITIES (3.31%)                               7,155,861
                                                             ---------------
NET ASSETS (100.00%)                                         $   216,272,243
                                                             ===============

----------
(a) Ratings for debt securities are unaudited. All ratings are as of June 30, 2011 and may have changed subsequently.

(b)  Non-income producing security.

(c)  This security is callable.

(d)  Variable rate security. Rate disclosed is as of June 30, 2011.

(e)  Security is perpetual. Date shown is next call date.

(f)  Multi-Step Coupon. Rate disclosed is as of June 30, 2011.

     144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2011, these securities amounted to $41,898,645 or 19.37% of net assets.

*    Aggregate cost for Federal income tax purposes is $189,150,273.


Gross unrealized appreciation                                 $    22,166,092
Gross unrealized depreciation                                      (2,199,983)
                                                              ----------------
Net unrealized appreciation                                   $    19,966,109
                                                              ================

Legend
Certs. - Certificates
Co. Gty. - Company Guaranty
Debs. - Debentures
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GNSF - Government National Mortgage Association (Single Family)
GO - General Obligation
Gtd. - Guaranteed
Jr. - Junior
Ltd. - Limited
NA - Not Available
NR - Not Rated
REIT - Real Estate Investment trust
Sec. - Secured
Sr. - Senior
Sub. - Subordinated
Unsec. - Unsecured
WR - Withdrawn Rating

  The accompanying notes are an integral part of this schedule of investments.

                                RIVUS BOND FUND

                NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2011
                                  (UNAUDITED)

A. SECURITY VALUATION - In valuing the Rivus Bond Fund's (the "Fund") net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under, procedures established by the Fund's Board of Trustees.

Fair Value Measurements - The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarch for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valucation levels for major security types. These inputs are summarized in the three broad levels listed below:

          - Level 1 -   Unadjusted quoted prices in active markets for identical
                        assets or liabilities that the Fund has the ability to access.

          - Level 2 -   Observable inputs other than quoted prices included in
                        level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

          - Level 3 -   Unobservable inputs for the asset or liability, to the
                        extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would used in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assts and liabilities measured at fair value on a recurring basis as of June 30, 2011.

                                                                      LEVEL 2         LEVEL 3
                                         TOTAL MARKET    LEVEL 1    SIGNIFICANT     SIGNIFICANT
                                           VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
                                           06/30/11       PRICE        INPUTS         INPUTS
                                         ------------    -------    -----------    -------------
CORPORATE DEBT SECURITIES                $ 177,982,284   $     --   $177,982,284   $          --
ASSET BACKED SECURITIES                      1,851,878         --      1,851,878              --
COMMERCIAL MORTGAGE-BACKED SECURITIES       14,848,372         --     14,848,372              --
RESIDENTIAL MORTGAGE-BACKED SECURITIES       3,939,407         --      3,939,407              --
MUNICIPAL BONDS                              2,846,010         --      2,846,010              --
U.S. TREASURY SECURITIES                     6,659,437         --      6,659,437              --
GOVERNMENT BONDS                               106,950         --        106,950              --
COMMON STOCK *                                  78,030     78,030             --              --
PREFERRED STOCK                                804,014    804,014             --              --
TOTAL INVESTMENTS                        $ 209,116,382   $882,044   $208,234,338   $          --

----------
*    See Schedule of Investments for industry breakout.

                                RIVUS BOND FUND

                NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS
                           JUNE 30, 2011 (CONTINUED)
                                  (UNAUDITED)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                      CORPORATE DEBT
                                        SECURITIES
                                      (MARKET VALUE)
                                      ----------------
BALANCE AS OF MARCH 31, 2011          $       358,595
Accrued discounts/premiums                    (12,014)
Realized gain (loss)                               --
Change in unrealized depreciation              (8,387)
Net sales                                    (338,194)
Transfer out of Level 3                            --
                                      ----------------
BALANCE AS OF JUNE 30, 2011           $            --
                                      ================

The Fund's policy is to recognize the values transfers in and transfers out as of the beginning of the fiscal period. As of June 30, 2011, there were no significant transfers betweeen Level 1 and Level 2.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rivus Bond Fund

By (Signature and Title)*  /s/Clifford D. Corso
                           -----------------------------
                           Clifford D. Corso, President
                           (principal executive officer)

Date 8/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Clifford D. Corso
                           -----------------------------
                           Clifford D. Corso, President
                           (principal executive officer)

Date 8/24/11

By (Signature and Title)*  /s/Joseph L. Sevely
                           -----------------------------
                           Joseph L. Sevely, Treasurer
                           (principal financial officer)

Date 8/24/11

--------
* Print the name and title of each signing officer under his or her signature.